Schedule of Reconciliation of Ordinary Share Subject to Possible Redemption Reflected in the Balance Sheet (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Class A ordinary share subject to possible redemption	$ 356,864,000	$ 351,900,000
Accretion of carrying value to redemption value	2,801,927	4,964,000
Redemption of ordinary shares	(342,984,430)
Class A ordinary share subject to possible redemption	$ 16,681,497	$ 356,864,000